Employee benefits - Accumulated benefit obligation in excess of plan assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 852,551	$ 754,558
Accumulated benefit obligation	852,551	754,558
Fair value of plan assets	799,935	685,823
OPEB Plan
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	168,681	153,415
Accumulated benefit obligation	168,681	153,415
Fair value of plan assets	$ 0	$ 0